UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
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Address:   375 Park Avenue, Suite 1903
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           New York, New York 10152
           --------------------------------------------------

Form 13F File Number:     028-12218
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory         New York, New York              2/11/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            16
                                               -------------

Form 13F Information Table Value Total:          $38,447
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE




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Form 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5         COLUMN 6 COLUMN 7        COLUMN 8
------------------------------  -------------- --------- -------- -------- --- ---- -------- -------- ---------------------
                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
           NAME OF ISSUER       TITLE OF CLASS   CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE   SHARED  NONE
------------------------------ --------------- --------- -------- -------- --- ---- -------- -------- -------- ------- ----
ATP OIL & GAS CORP                   COM       00208J108   1,011   20,000  SH         SOLE              20,000    0      0
APPLE INC                            COM       037833100   3,962   20,000  SH         SOLE              20,000    0      0
CVS CAREMARK CORPORATION             COM       126650100   1,193   30,000  SH         SOLE              30,000    0      0
DELTA AIR LINES INC DEL            COM NEW     247361702   3,349  224,932  SH         SOLE             224,932    0      0
ENSCO INTL INC                       COM       26874Q100     894   15,000  SH         SOLE              15,000    0      0
ECLIPSYS CORP                        COM       278856109     633   25,000  SH         SOLE              25,000    0      0
LEAP WIRELESS INTL INC             COM NEW     521863308   4,897  105,000  SH         SOLE             105,000    0      0
MEDCO HEALTH SOLUTIONS INC           COM       58405U102   2,028   20,000  SH         SOLE              20,000    0      0
METROPCS COMMUNICATIONS INC          COM       591708102   6,808  350,000  SH         SOLE             350,000    0      0
NYSE EURONEXT                        COM       629491101   1,755   20,000  SH         SOLE              20,000    0      0
NORTHWEST AIRLS CORP                 COM       667280408     769   52,985  SH         SOLE              52,985    0      0
OM GROUP INC                         COM       670872100   1,726   30,000  SH         SOLE              30,000    0      0
PETRO RES CORP                       COM       71646K106     109   55,000  SH         SOLE              55,000    0      0
PROSHARES TR                    ULTRASHT SP500 74347R883   4,562   84,200  SH         SOLE              84,200    0      0
TEVA PHARMACEUTICAL IND LTD          ADR       881624209   3,021   65,000  SH         SOLE              65,000    0      0
THERMO FISHER SCIENTIFIC INC         COM       883556102   1,730   30,000  SH         SOLE              30,000    0      0


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